Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity Security with Readily Determinable Fair Values
Fair Value		¥ 294,561		¥ 12,966
Purchase of long-term investments	¥ 400,000	198,213	$ 27,918	713,775	¥ 0
Unrealized loss				17,487	35,330
Unrealized gain		270,468
Equity Securities without Readily Determinable Fair Values
Impairment		0		7,200	¥ 0
Equity investments accounted for using the equity method		¥ 160,526		¥ 155,053